UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Prime Fund

July 31, 2011

1.804883.107

MM-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
8/5/11	0.18% (c)	$ 33,000	$ 33,000
Certificates of Deposit - 50.0%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
11/17/11 to 12/5/11	0.24 to 0.27	60,000	60,000
London Branch, Eurodollar, Foreign Banks - 13.4%
Australia & New Zealand Banking Group Ltd.
10/28/11 to 11/30/11	0.21 to 0.25	81,000	81,000
Commonwealth Bank of Australia
10/21/11 to 11/30/11	0.20 to 0.25	227,000	227,001
Credit Agricole SA
8/8/11 to 10/5/11	0.36	286,000	286,000
Credit Industriel et Commercial
9/1/11 to 9/2/11	0.31 to 0.35	280,000	280,000
HSBC Bank PLC
8/29/11 to 5/3/12	0.38 to 0.55	227,000	227,000
ING Bank NV
8/1/11 to 9/1/11	0.21 to 0.30	594,000	594,000
Lloyds TSB Bank PLC
9/9/11	0.22	199,000	199,000
National Australia Bank Ltd.
9/8/11 to 12/1/11	0.20 to 0.30	485,000	485,000
			2,379,001
New York Branch, Yankee Dollar, Foreign Banks - 36.3%
Bank of Montreal
10/20/11 to 8/6/12	0.19 to 0.30 (c)	171,000	171,000
Bank of Nova Scotia
12/23/11 to 8/10/12	0.28 to 0.33 (c)	278,000	278,000
Bank of Tokyo-Mitsubishi
8/9/11 to 8/30/11	0.20 to 0.40	710,000	710,000
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/11	0.20	62,000	62,000
BNP Paribas New York Branch
11/2/11 to 11/7/11	0.44 to 0.45	465,000	465,000
Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA
9/27/11 to 11/28/11	0.39 to 0.56% (c)	$ 416,000	$ 416,007
Canadian Imperial Bank of Commerce New York Branch
9/13/11 to 7/20/12	0.28 to 0.50 (c)	493,000	493,000
Credit Suisse
9/2/11	0.25 (c)	115,000	115,000
Credit Suisse New York Branch
10/4/11	0.20	179,000	179,000
DnB NOR Bank ASA
8/4/11	0.24 (c)	58,000	58,000
Mizuho Corporate Bank Ltd.
8/3/11	0.18	61,000	61,000
Natexis Banques Populaires New York Branch
8/1/11 to 9/23/11	0.34 to 0.35	291,000	291,000
National Bank Canada
11/4/11 to 7/6/12	0.30 to 0.37 (c)	206,000	206,000
Nordea Bank Finland PLC
10/7/11 to 10/19/11	0.20 to 0.21	392,000	391,998
Rabobank Nederland New York Branch
9/12/11 to 6/8/12	0.19 to 0.50 (c)	749,000	749,000
Royal Bank of Canada
7/31/12	0.59 (c)	168,000	168,000
Royal Bank of Scotland NV
8/2/11 to 8/8/11	0.31 to 0.32	290,000	290,000
Societe Generale
8/1/11	0.29	168,000	168,000
Sumitomo Mitsui Banking Corp.
8/16/11 to 9/6/11	0.21	245,000	245,000
Svenska Handelsbanken
10/26/11 to 11/8/11	0.21 to 0.30	426,000	426,000
Toronto-Dominion Bank New York Branch
1/12/12	0.27 (c)	48,000	48,000
UBS AG
10/5/11 to 10/28/11	0.22 to 0.31 (c)	465,600	465,607
			6,456,612
TOTAL CERTIFICATES OF DEPOSIT			8,895,613
Commercial Paper - 19.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
ABN AMRO Funding USA LLC
8/19/11 to 8/24/11	0.20%	$ 113,000	$ 112,986
ASB Finance Ltd.
3/2/12	0.33 (c)	65,000	64,998
Bank of Nova Scotia
8/5/11	0.20	275,000	274,994
Barclays Bank PLC/Barclays US CCP Funding LLC
8/18/11	0.32	47,000	46,993
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(c)	376,000	375,752
Commonwealth Bank of Australia
8/2/11 to 11/21/11	0.20 to 0.32 (c)	494,000	493,885
Credit Suisse New York Branch
8/2/11	0.20	275,000	274,998
DnB NOR Bank ASA
8/22/11 to 12/7/11	0.22 to 0.27 (c)	260,000	259,880
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
8/17/11 to 8/22/11	0.19 to 0.20	105,514	105,504
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
8/12/11 to 8/17/11	0.20 to 0.21	87,000	86,993
Nordea North America, Inc.
10/5/11	0.21	22,000	21,992
Northern Pines Funding LLC
8/8/11	0.34 (c)	27,000	27,000
Royal Bank of Canada
11/23/11	0.30	100,000	99,905
Skandinaviska Enskilda Banken AB
9/6/11 to 10/7/11	0.21 to 0.30	217,000	216,901
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Societe Generale North America, Inc.
9/1/11	0.28%	$ 83,000	$ 82,980
Svenska Handelsbanken, Inc.
10/28/11	0.22	180,000	179,903
Swedbank AB
8/31/11	0.23	132,000	131,975
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	23,000	22,983
Total Capital Canada Ltd.
8/9/11 to 12/15/11	0.39 to 0.43	151,000	150,906
Westpac Banking Corp.
9/12/11 to 11/9/11	0.20 to 0.45 (c)	522,000	521,837
TOTAL COMMERCIAL PAPER			3,553,365
U.S. Treasury Obligations - 5.0%

U.S. Treasury Bills - 0.7%
10/6/11 to 2/9/12	0.14 to 0.30	121,000	120,852
U.S. Treasury Notes - 4.3%
10/31/11 to 2/15/12	0.22 to 0.35	776,000	779,576
TOTAL U.S. TREASURY OBLIGATIONS			900,428
Medium-Term Notes - 5.8%

Commonwealth Bank of Australia
2/10/12	0.31 (b)(c)	58,000	58,000
Metropolitan Life Insurance Co.
10/27/11	0.58 (c)(g)	35,000	35,000
Royal Bank of Canada
7/31/12 to 8/15/12	0.30 to 0.65 (b)(c)	400,000	400,000
8/6/12	0.27 (c)	176,000	175,939
Westpac Banking Corp.
4/23/12 to 6/14/12	0.25 to 0.31 (b)(c)	358,000	358,000
TOTAL MEDIUM-TERM NOTES			1,026,939
Municipal Securities - 2.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, LOC Bank of America NA, VRDN
8/5/11	0.07% (c)	$ 10,105	$ 10,105
California Gen. Oblig. Series 2005 B1, LOC Bank of America NA, VRDN
8/5/11	0.06 (c)	24,000	24,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 I, LOC Bank of America NA, VRDN
8/5/11	0.05 (c)	30,970	30,970
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series AAA, LOC Fannie Mae, VRDN
8/5/11	0.18 (c)(d)	15,000	15,000
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 13, (Liquidity Facility Branch Banking & Trust Co.)
8/5/11	0.08 (c)(e)	12,340	12,340
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, (Liquidity Facility U.S. Bank NA, Minnesota)
8/5/11	0.07 (c)(e)	13,385	13,385
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Minnesota, VRDN
8/5/11	0.08 (c)	6,500	6,500
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) LOC JPMorgan Chase Bank, VRDN
8/5/11	0.13 (c)(d)	20,000	20,000
Illinois Fin. Auth. Rev. (Museum of Science & Industry Proj.) Series 2009 A, LOC Bank of America NA, VRDN
8/5/11	0.12 (c)	15,000	15,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, LOC KBC Bank NV, VRDN
8/5/11	0.13 (c)	45,700	45,700
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, (Liquidity Facility Bank of America NA), VRDN
8/5/11	0.05 (c)	30,000	30,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, (Liquidity Facility U.S. Bank NA, Minnesota)
8/5/11	0.07 (c)(e)	14,520	14,520
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
8/5/11	0.18 (c)(d)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
8/5/11	0.05 (c)(d)	21,000	21,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
8/5/11	0.05% (c)(d)	$ 13,000	$ 13,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
8/5/11	0.05 (c)(d)	14,500	14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
8/5/11	0.05 (c)(d)	50,000	50,000
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
8/5/11	0.05 (c)	28,000	28,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
8/5/11	0.10 (c)	20,200	20,200
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, LOC Bank of America NA, VRDN
8/5/11	0.06 (c)	10,000	10,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 97C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
8/5/11	0.05 (c)(d)	19,000	19,000
Port Auth. of New York & New Jersey Participating VRDN Series BA 07 1043, (Liquidity Facility Bank of America NA)
8/5/11	0.11 (c)(e)	12,750	12,750
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, LOC Fannie Mae, VRDN
8/5/11	0.17 (c)(d)	28,800	28,800
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA, VRDN
8/5/11	0.07 (c)	12,050	12,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, (Liquidity Facility JPMorgan Chase Bank)
8/5/11	0.12 (c)(e)	13,055	13,055
TOTAL MUNICIPAL SECURITIES		492,375
Repurchase Agreements - 15.8%
	Maturity Amount (000s)
In a joint trading account at:
0.21% dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 82,505	82,504
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
In a joint trading account at: - continued
0.22% dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) #	$ 109,251	$ 109,249
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $54,061,127, 3.5%, 7/1/26 - 3/1/41)	53,020	53,000
0.23%, dated 7/29/11 due 8/1/11 (Collateralized by Corporate Obligations valued at $132,302,536, 1% - 10.5%, 3/1/12 - 12/31/60)	126,002	126,000
0.31%, dated 7/29/11 due 8/1/11 (Collateralized by Equity Securities valued at $56,161,458)	52,001	52,000
0.32%, dated 7/26/11 due 8/2/11 (Collateralized by Equity Securities valued at $42,122,259)	39,002	39,000
0.33%, dated:
7/28/11 due 8/4/11 (Collateralized by Equity Securities valued at $29,161,084)	27,002	27,000
7/29/11 due 8/5/11 (Collateralized by Equity Securities valued at $45,361,266)	42,003	42,000
0.4%, dated 7/8/11 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $25,241,464, 0.33% - 7.49%, 7/1/32 - 12/20/54)	24,007	24,000
0.45%, dated 7/29/11 due 8/5/11 (Collateralized by Equity Securities valued at $29,161,104)	27,010	27,000
0.56%, dated 7/29/11 due 8/1/11 (Collateralized by Corporate Obligations valued at $154,447,208, 2.5% - 3.13%, 6/1/15 - 5/15/41)	143,007	143,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $62,467,458, 0.36% - 7.49%, 7/1/32 - 2/12/51)	58,588	58,000
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $61,029,369, 0.34% - 7.96%, 9/15/17 - 9/25/47)	57,576	57,000
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $40,284,888, 1.75% - 7.25%, 5/15/12 - 3/15/37)	37,373	37,000
Credit Suisse Securities (USA) LLC at:
0.24%, dated 7/29/11 due 8/1/11 (Collateralized by Equity Securities valued at $152,285,280)	141,003	141,000
0.3%, dated 7/14/11 due 8/5/11 (Collateralized by Equity Securities valued at $63,730,307)	59,014	59,000
0.34%, dated 7/14/11 due 8/5/11 (Collateralized by Equity Securities valued at $63,731,429)	59,050	59,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at:
0.65%, dated 8/1/11 due 8/7/11 (h)	$ 59,045	$ 59,000
Deutsche Bank Securities, Inc. at 0.51%, dated 7/29/11 due 8/1/11 (Collateralized by Corporate Obligations valued at $182,468,745, 0% - 9%, 3/1/12 - 1/1/49)	169,007	169,000
Goldman Sachs & Co. at:
0.06%, dated 7/25/11 due 8/1/11 (Collateralized by U.S. Government Obligations valued at $84,660,988, 2.49% - 6.5%, 3/1/24 - 7/1/41)	83,001	83,000
0.07%, dated 7/26/11 due 8/2/11 (Collateralized by U.S. Government Obligations valued at $55,080,644, 2.66% - 6%, 9/1/23 - 5/1/41)	54,001	54,000
0.24%, dated 7/27/11 due 8/3/11 (Collateralized by U.S. Government Obligations valued at $45,902,087, 0%, 9/21/11 - 1/18/12)	45,002	45,000
ING Financial Markets LLC at:
0.15%, dated:
5/18/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $25,522,268, 1.48% - 5.5%, 6/25/34 - 10/1/44)	25,010	25,000
5/24/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $25,519,091, 2.44% - 6.04%, 1/1/30 - 9/1/40)	25,010	25,000
0.2%, dated 4/4/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $30,636,798, 1.8% - 6.25%, 7/1/23 - 9/1/40)	30,035	30,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.26%, dated 7/29/11 due 8/1/11 (Collateralized by Equity Securities valued at $338,047,433)	313,007	313,000
0.34%, dated 7/29/11 due 8/1/11 (Collateralized by Mortgage Loan Obligations valued at $408,461,573, 0% - 7.91%, 1/25/14 - 7/25/60)	389,011	389,000
0.39%, dated 7/29/11 due 8/1/11 (Collateralized by Corporate Obligations valued at $47,251,536, 0.44%, 5/9/46)	45,001	45,000
0.76%, dated 10/28/10 due 10/27/11 (Collateralized by Mortgage Loan Obligations valued at $124,207,867, 0.41% - 7.63%, 7/28/33 - 12/25/45) (c)(f)	115,884	115,000
RBC Capital Markets Corp. at:
0.1%, dated 7/27/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $75,481,049, 1.48% - 5.15%, 11/1/14 - 4/1/41)	74,006	74,000
0.15%, dated 7/28/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $30,600,510, 3% - 6%, 1/1/16 - 7/1/41)	30,004	30,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.17%, dated 7/28/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $20,421,586, 2.9% - 5%, 7/1/36 - 7/1/40)	$ 20,009	$ 20,000
RBS Securities, Inc. at:
0.55%, dated 7/20/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $70,596,745, 0.34% - 5.61%, 2/1/22 - 3/15/44)	66,030	66,000
0.69%, dated 8/5/10 due 8/5/11 (Collateralized by Corporate Obligations valued at $62,640,578, 0.26% - 6.5%, 7/15/16 - 7/27/45) (c)(f)	58,406	58,000
Royal Bank of Scotland PLC at 0.55%, dated 7/20/11 due 8/5/11 (Collateralized by Corporate Obligations valued at $64,811,315, 0.51% - 8.65%, 1/15/16 - 10/26/52)	60,028	60,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 8/5/11 (Collateralized by U.S. Government Obligations valued at $26,591,539, 3.5% - 4.5%, 7/1/26 - 6/1/41)	26,026	26,000
TOTAL REPURCHASE AGREEMENTS		2,821,753
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $17,723,473)		17,723,473
NET OTHER ASSETS (LIABILITIES) - 0.5%		80,188
NET ASSETS - 100%		$ 17,803,661
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,191,752,000 or 6.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.58%, 10/27/11	3/26/02	$ 35,000

(h) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$82,504,000 due 8/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 9,526
Bank of America NA	4,109
Barclays Capital, Inc.	10,625
Citibank NA	733
Citigroup Global Markets, Inc.	5,862
Credit Agricole Securities (USA), Inc.	2,931
Deutsche Bank Securities, Inc.	10,991
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
HSBC Securities (USA), Inc.	$ 4,397
ING Financial Markets LLC	7,694
J.P. Morgan Securities, Inc.	1,466
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,161
Morgan Stanley & Co., Inc.	733
RBC Capital Markets Corp.	1,026
RBS Securities, Inc.	2,931
Societe Generale	5,862
UBS Securities LLC	4,690
Wells Fargo Securities LLC	7,767
$ 82,504
$109,249,000 due 8/01/11 at 0.22%
Barclays Capital, Inc.	$ 39,017
Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,208
UBS Securities LLC	52,024
$ 109,249
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2011, the cost of investment securities for income tax purposes was $17,723,473,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2011

1.804884.107

DTE-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,450	$ 5,450
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.24% 8/1/11, VRDN (b)	2,000	2,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	14,600	14,600
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.07% 8/5/11, LOC Australia & New Zealand Banking Group Ltd., VRDN (b)	8,100	8,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.14% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (b)	3,200	3,200
Series 1999 B, 0.08% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.32% 8/1/11, VRDN (b)	1,700	1,700
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.06% 8/5/11, LOC Deutsche Bank AG New York Branch, VRDN (b)	1,900	1,900
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.09% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,100	5,100
		43,050
Alaska - 1.4%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.09% 8/5/11, LOC Union Bank of California, VRDN (b)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,690	24,690
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,135	12,135
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 8/5/11, VRDN (b)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.1% 8/5/11 (ConocoPhillips Guaranteed), VRDN (b)	20,000	20,000
		108,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.05% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 3,000	$ 3,000
Series 2008 C, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	2,540	2,540
Series 2008 E, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	36,700	36,700
Series 2008 F, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,225	4,225
(Catholic Healthcare West Proj.) Series 2009 F, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	14,400	14,400
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.09% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	6,400	6,400
Phoenix Civic Impt. Corp. Series 2009, 0.18% 8/1/11, LOC Bank of America NA, CP	20,000	20,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,200	4,200
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Bonds Series 2011, 1.5% 6/1/12	3,485	3,519
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds 5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (e)	4,405	4,536
Participating VRDN:
Series BA 08 3511, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	5,625	5,625
Series BC 10 21W, 0.09% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series EGL 06 0141, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	11,200	11,200
Series EGL 07 0012, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	13,850	13,850
Series Putters 3242, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,200	4,200
Series ROC II R 10362, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: Participating VRDN: - continued
Series WF 09 40C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 3,345	$ 3,345
Series C, 0.28% 8/17/11, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
		192,960
Arkansas - 0.1%
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN Series Solar 06 26, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,900	4,900
California - 4.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,100	2,100
(Sharp HealthCare Proj.):
Series 2009 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Series 2009 C, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	5,300	5,300
Series 2009 D, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	18,280	18,280
(Valley Christian Schools Proj.) Series 2003, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	3,400	3,400
Barclays Cap. Muni. Trust Receipts Bonds Series 2011 26U, 0.19%, tender 8/16/11 (Barclays Bank PLC Guaranteed) (a)	34,500	34,500
California Gen. Oblig.:
Series 2003 C2, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	16,850	16,850
Series 2004 B1, 0.27% 8/1/11, LOC Citibank NA, VRDN (b)	10,435	10,435
Series 2004 B5, 0.16% 8/5/11, LOC Citibank NA, VRDN (b)	3,500	3,500
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2009 D, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,200	11,200
(Scripps Health Proj.) Series 2008 C, 0.07% 8/5/11, LOC Union Bank of California, VRDN (b)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2011 B, 0.24% 8/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 15,000	$ 15,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2000 D, 0.04% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	85	85
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.23% 8/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	8,000	8,000
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	235	235
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.):
Series 1997 B, 0.29% 8/1/11, VRDN (b)	13,650	13,650
Series 2008 B, 0.29% 8/1/11, VRDN (b)	25,000	25,000
California State Univ. Rev. Series 2001 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,005	3,005
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.07% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,300	11,300
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,900	2,900
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	13,195	13,195
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.07% 8/5/11, LOC Societe Generale, VRDN (b)	3,100	3,100
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,388
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.07% 8/5/11, LOC Union Bank of California, VRDN (b)	40,695	40,695
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	8,500	8,500
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,000	2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.1% 8/5/11, LOC Freddie Mac, VRDN (b)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 2,500	$ 2,500
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.16% 8/5/11, LOC Fannie Mae, VRDN (b)	2,200	2,200
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.07% 8/5/11, LOC KBC Bank NV, VRDN (b)	23,800	23,800
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.07% 8/5/11, LOC Union Bank of California, VRDN (b)	19,300	19,300
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.06% 8/5/11, LOC Citibank NA, VRDN (b)	1,000	1,000
		349,768
Colorado - 2.3%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	11,760	11,760
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,095	15,095
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	7,340	7,340
(YMCA of the Rockies Proj.) 0.23% 8/1/11, LOC Bank of America NA, VRDN (b)	1,500	1,500
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	31,145	31,145
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.23% 8/5/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,300	16,300
Participating VRDN:
Series BA 08 1090, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	4,675	4,675
Series Putters 2999, 0.14% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.05% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0039, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.09% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,700	6,700
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.1% 8/5/11, LOC BNP Paribas SA, VRDN (b)	6,190	6,190
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	1,000	1,000
Univ. of Colorado Hosp. Auth. Rev. Series A, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
		171,030
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
0.25% tender 8/2/11, CP mode	1,000	1,000
0.55% tender 8/4/11, CP mode	9,235	9,235
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford Hosp. Proj.) Series B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	2,500	2,500
Participating VRDN:
Series EGL 7 05 3031, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	22,900	22,900
Series Putters 3363, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,800	4,800
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.1% 8/5/11, LOC HSBC Bank USA, NA, VRDN (b)	4,300	4,300
		44,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.34% 8/5/11, VRDN (b)	$ 3,500	$ 3,500
Series 1999 A, 0.35% 8/5/11, VRDN (b)	2,800	2,800
		6,300
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2008 C, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.1% 8/5/11, LOC Freddie Mac, VRDN (b)	3,650	3,650
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 B, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	19,115	19,115
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	14,900	14,900
Series 1998 A Tranche III, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	7,875	7,875
(The AARP Foundation Proj.) Series 2004, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.22% 8/5/11, LOC Bank of America NA, VRDN (b)	4,910	4,910
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	6,025	6,025
Bonds (Nat'l. Academy of Sciences Proj.) 0.13% tender 9/8/11, LOC Bank of America NA, CP mode	11,200	11,200
		89,170
Florida - 7.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.33% 8/1/11, LOC Bank of Scotland PLC, VRDN (b)	2,000	2,000
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.19% tender 8/1/11, LOC Bank of America NA, CP mode	6,500	6,500
Series 2008 B, 0.13% tender 9/6/11, LOC Bank of America NA, CP mode	7,300	7,300
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,139
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.09% 8/5/11, LOC Freddie Mac, VRDN (b)	$ 5,940	$ 5,940
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.3% 8/1/11, VRDN (b)	22,000	22,000
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	1,895	1,895
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,755	10,755
Series EGL 07 0049, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	18,840	18,840
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.1% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	5,850	5,850
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5.25% 7/1/12	1,925	2,010
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.34% 8/4/11, LOC Wells Fargo Bank NA, CP	721	721
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,395	9,395
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	2,000	2,023
Fort Myers Util. Sys. Rev.:
Participating VRDN Series Solar 06 53, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,645	12,645
Series 2009, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Gainesville Utils. Sys. Rev. 0.3% 8/3/11, CP	12,900	12,900
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series C1, 0.1% 9/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 17,500	$ 17,500
Series Three 2008 B4, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	40,010	40,010
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 0.26% 8/1/11, LOC Bank of America NA, VRDN (b)	3,000	3,000
Series 2007 B, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,100	5,100
Series 2007 E, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 8/3/11, CP mode	6,200	6,200
Series 1994, 0.2% tender 8/3/11, CP mode	9,560	9,560
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	5,800	5,800
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	6,825	6,825
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.09% 8/5/11, LOC Northern Trust Co., VRDN (b)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	40,935	40,935
(Planned Parenthood Proj.) Series 2002, 0.09% 8/5/11, LOC Northern Trust Co., VRDN (b)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.1% 8/5/11, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,935	8,935
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.09% 8/5/11, LOC Northern Trust Co., VRDN (b)	$ 5,750	$ 5,750
Series 2009 A3, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.09% 8/5/11, LOC Freddie Mac, VRDN (b)	5,150	5,150
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,100	12,100
Series 2005 A2, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Series 2005 B1, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	14,695	14,695
Series 2005 B2, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	9,400	9,400
Series Putters 2473, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Series Putters 3290, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 11060, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,320	4,320
Sunshine State Govt. Fing. Commission Rev.:
Bonds Series 2011 A, 2% 9/1/11	14,440	14,459
Series 2011 C, 0.09% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	14,250	14,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.11% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,800	14,800
		539,727
Georgia - 2.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.24% 8/1/11, LOC Bank of America NA, VRDN (b)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,400	$ 10,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.31% 8/1/11, VRDN (b)	4,000	4,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,800	6,800
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	7,500	7,500
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.11% 8/5/11, LOC Freddie Mac, VRDN (b)	5,400	5,400
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,540	11,540
Georgia Gen. Oblig.:
Bonds Series 2003 D, 5.25% 12/1/11	1,450	1,474
Participating VRDN Series PZ 271, 0.1% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,879	6,879
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	11,250	11,377
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.07% 8/5/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,285	4,285
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.29% 8/1/11, VRDN (b)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	19,150	19,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.14% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,500	$ 2,500
Series Solar 08 0001, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,240	10,240
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,800	5,800
Pub. Gas Partners, Inc. Rev. Bonds (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/11	3,000	3,020
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,150	5,150
Series 2009 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
		186,060
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	10,970	10,970
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.16% 8/5/11, LOC Freddie Mac, VRDN (b)	15,600	15,600
		26,570
Idaho - 1.7%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	102,000	103,610
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	27,000	27,000
		130,610
Illinois - 5.8%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.08% 8/5/11, LOC Northern Trust Co., VRDN (b)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,385	4,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN: - continued
Series Clipper 07 12, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 10,350	$ 10,350
Series Solar 06 75, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 8/5/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,725	19,725
Series 2004 A2, 0.1% 8/5/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	34,265	34,265
Series 2004 A3, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.18% 8/5/11, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.1% 8/5/11, LOC BMO Harris Bank NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	2,475	2,475
Participating VRDN Series ROC II R 12278, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	30,175	30,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,985	4,985
(Edward Hosp. Oblig. Group) Series 2009 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	22,240	22,240
Series 2008 C, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 21,000	$ 21,000
Series 2009 D, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Provena Health Proj.) Series D, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
(Rockford Mem. Hosp. Proj.) 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	20,200	20,200
(Saint Xavier Univ. Proj.) Series 2008, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	3,745	3,745
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.06% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,435	6,435
(Trinity Int'l. Univ. Proj.) Series 2009, 0.09% 8/5/11, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
Participating VRDN:
Series BA 08 1205, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 06 118, Class A, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	9,450	9,450
Series Putters 3288Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series Putters 3764, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Illinois Gen. Oblig. Participating VRDN Series Solar 06 5, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,060	18,060
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	17,000	17,000
Series 2007 A 2D, 0.09% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	11,200	11,200
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	12,500	12,500
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,500	$ 9,500
Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	11,215	11,215
		437,405
Indiana - 2.4%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	30,575	30,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.06% 8/5/11, LOC Royal Bank of Scotland PLC, VRDN (b)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,590	4,590
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	2,000	2,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 C, 0.06% 8/5/11, LOC Northern Trust Co., VRDN (b)	5,000	5,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.04% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,400	8,400
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	21,125	21,125
(DePauw Univ. Proj.):
Series 2008 A, 0.07% 8/5/11, LOC Northern Trust Co., VRDN (b)	1,085	1,085
Series 2008 B, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	8,260	8,260
Bonds Series 2005 A, 5% 2/1/12	2,000	2,047
Participating VRDN Series BBT 08 12, 0.08% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,760	11,760
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,400	15,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (b)	$ 12,500	$ 12,708
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.08% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	26,000	26,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	1,900	1,900
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.13% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,600	3,600
		181,965
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,400	6,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.15% 8/5/11, VRDN (b)	18,400	18,400
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.09% 8/5/11, VRDN (b)	40,400	40,400
		65,200
Kansas - 0.2%
Wichita Gen. Oblig. BAN:
Series 240, 0.45% 9/15/11	4,000	4,000
Series 246, 0.375% 8/10/12	14,255	14,269
		18,269
Kentucky - 0.8%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 8/4/11, CP mode	3,100	3,100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.09% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,105	18,105
		58,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 2.3%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.07% 8/5/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	$ 34,000	$ 34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Solar 06 133, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,320	3,320
Series WF 10 11C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	11,800	11,800
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	15,300	15,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2009 A, 0.07% 8/5/11, VRDN (b)	3,200	3,200
0.19% 8/1/11, VRDN (b)	1,000	1,000
(C-Port LLC Proj.) Series 2008, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	15,600	15,600
(Christus Health Proj.):
Series 2008 B, 0.07% 8/5/11, VRDN (b)	10,000	10,000
Series 2009 B3, 0.06% 8/5/11, LOC Bank of New York, New York, VRDN (b)	3,100	3,100
(CommCare Corp. Proj.) Series 2008 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.07% 8/5/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2010 B, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	13,400	13,400
		170,895
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Solar 06 122, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,915	7,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.08% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 13,710	$ 13,710
Baltimore County Gen. Oblig. Series 2002, 0.17% 8/4/11 (Liquidity Facility BNP Paribas SA), CP	16,200	16,200
Baltimore County Metropolitan District Series 1995, 0.13% 8/10/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.08% 8/5/11, LOC Fannie Mae, VRDN (b)	9,400	9,400
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	2,710	2,710
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.23% 8/1/11, LOC Bank of America NA, VRDN (b)	5,015	5,015
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/12	1,480	1,519
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.18% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 B, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	13,350	13,350
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	19,235	19,235
Participating VRDN Series BBT 08 46, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	5,325	5,325
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.08% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	7,965	7,965
		146,514
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Smith College Proj.) Series 2007, 0.11% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	$ 3,800	$ 3,800
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.6% tender 8/11/11, CP mode	10,000	10,000
Series 1993 A, 0.6% tender 8/12/11, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	13,000	13,000
Series Putters 2479Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,755	3,755
Series Putters 2857, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200	1,200
		65,010
Michigan - 2.0%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	5,110	5,110
Michigan Bldg. Auth. Rev. Series 6, 0.12% 8/4/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	4,500	4,500
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,018
Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,456
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	17,846
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.11% tender 9/7/11, CP mode	14,000	14,000
0.11% tender 9/7/11, CP mode	7,000	7,000
Participating VRDN Series ROC II R 11676, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	8,650	8,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 6,000	$ 6,000
(Van Andel Research Institute Proj.) Series 2008, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	52,000	52,000
		154,380
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.15% 8/5/11, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	2,550	2,550
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,230	5,230
		20,205
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 A, 0.21% 8/1/11 (Chevron Corp. Guaranteed), VRDN (b)	7,100	7,100
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	5,925	5,925
Mississippi Gen. Oblig.:
Bonds Series 2001, 5% 11/1/11	3,000	3,036
0.1% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	23,100	23,100
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12 (b)(g)	15,000	15,000
		67,686
Missouri - 1.3%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 7,000	$ 7,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	25,415	25,415
Participating VRDN Series EGL 07 0001, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,830	2,830
Bonds (CoxHealth Proj.) Series B, 0.14% tender 10/7/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.06% 8/5/11, VRDN (b)	15,500	15,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	2,575	2,575
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B:
0.05% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,000	10,000
0.07% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,775	3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.04% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
		101,265
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (b)	4,000	4,000
Nebraska - 1.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005:
0.29% 8/18/11, CP	28,000	28,000
0.31% 8/18/11, CP	9,550	9,550
Nebraska Pub. Pwr. District Rev.:
Bonds Series B, 5% 1/1/12	4,500	4,590
Series A, 0.29% 8/1/11, CP	10,950	10,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.08% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 22,970	$ 22,970
Series A, 0.23% 10/6/11, CP	3,500	3,500
		95,560
Nevada - 2.6%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.08% 8/5/11, LOC Citibank NA, VRDN (b)	25,500	25,500
Series 2008 D 2B, 0.06% 8/5/11, LOC Royal Bank of Canada, VRDN (b)	12,400	12,400
Series 2008 D3, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	27,715	27,715
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,085	6,085
Series Putters 3489Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,965	11,965
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,220	10,220
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	5,250	5,375
Reno Cap. Impt. Rev. Series 2005 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,000	2,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.06% 8/5/11, LOC Union Bank of California, VRDN (b)	3,100	3,100
Series 2008 B, 0.09% 8/5/11, LOC Union Bank of California, VRDN (b)	42,625	42,625
Series 2009 A, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	28,385	28,385
Series 2009 B, 0.09% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,865	8,865
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.18% 9/7/11, LOC Lloyds TSB Bank PLC, CP	5,700	5,700
		196,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 8,400	$ 8,400
New Jersey - 0.6%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,023
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	7,000	7,000
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,864
		48,887
New Mexico - 1.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	72,745	72,745
New York - 2.1%
New York City Gen. Oblig.:
Series 1995 F3, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Series 2004 A3, 0.05% 8/5/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,500	1,500
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,415	4,415
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.08% 8/5/11, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.05% 8/5/11, LOC Fannie Mae, VRDN (b)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series ROC II R 10381, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	6,105	6,105
Series ROC II R 11904, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
New York Dorm. Auth. Revs.:
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 C, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	27,900	27,900
(The Culinary Institute of America Proj.) Series 2004 C, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	12,800	12,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 47 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	$ 13,500	$ 13,500
Series ROC II R 11735, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B4, 0.05% 8/5/11, LOC KBC Bank NV, VRDN (b)	9,000	9,000
New York Pwr. Auth. Series 1:
0.14% 11/4/11, CP	13,400	13,400
0.2% 10/5/11, CP	5,036	5,036
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.11% 8/5/11 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	4,930	4,930
		157,081
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.21% 11/15/11, CP	6,215	6,215
North Carolina - 5.0%
Board of Governors of the Univ. of North Carolina Series D:
0.08% 9/7/11, CP	10,000	10,000
0.15% 12/2/11, CP	10,000	10,000
0.19% 12/2/11, CP	13,000	13,000
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	6,715	6,715
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	6,890	6,890
Series 2010 C, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,260	12,260
Charlotte Wtr. & Swr. Sys. Rev.:
Bonds Series 2011, 1.5% 6/1/12	3,320	3,355
Participating VRDN Series Putters 3443, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,115	6,115
Series 2002 B, 0.1% 8/5/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev.: - continued
Series 2006 B, 0.1% 8/5/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	$ 35,100	$ 35,100
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.09% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	12,685	12,685
Guilford County Gen. Oblig. Series 2007 B, 0.05% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	9,930	9,930
Series 2011, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series EGL 07 0015, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Series Putters 3331, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,250	1,250
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	7,700	7,700
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	28,200	28,200
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	600	600
(Friends Homes, Inc. Proj.) Series 2003, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	7,955	7,955
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	1,620	1,620
(Wake Forest Univ. Proj.) Series 2008 C, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 25,175	$ 25,175
Series 2003 B, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	3,500	3,500
Orange Wtr. & Swr. Auth. Series 2004 B, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	5,000	5,000
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 8/5/11, LOC Cr. Industriel et Commercial, VRDN (b)	11,000	11,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.09% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	9,655	9,655
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.12% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,145	4,145
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	25,605	25,605
Series EGL 05 3014 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	22,700	22,700
Winston-Salem Ltd. Oblig. Series 2010 B, 0.06% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	9,000	9,000
		379,620
Ohio - 1.6%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	1,900	1,900
Series B, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	13,100	13,100
Columbus Gen. Oblig. (San. Swr. Proj.) Series 2006 1, 0.07% 8/5/11, VRDN (b)	2,795	2,795
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,205	3,205
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.15% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,790	1,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 7,500	$ 7,500
Series 2008 B, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Lancaster Port Auth. Gas Rev. 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,635	6,635
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.12% 8/5/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	1,000	1,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.35% 8/5/11, VRDN (b)	4,400	4,400
(FirstEnergy Generation Corp. Proj.) Series 2009 B, 0.04% 8/5/11, LOC UBS AG, VRDN (b)	1,700	1,700
Ohio Gen. Oblig.:
(Infrastructure Impt. Proj.) Series 2003 D, 0.04% 8/5/11, VRDN (b)	3,500	3,500
Participating VRDN Series BBT 3, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,710	5,710
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.07% 8/5/11, LOC PNC Bank NA, VRDN (b)	4,875	4,875
(Ohio Northern Univ. Proj.) Series 2008 A, 0.11% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 8/5/11, LOC RBS Citizens NA, VRDN (b)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,300	4,300
Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.35% tender 8/9/11, CP mode	3,000	3,000
Series 2008 B6, 0.32% tender 10/17/11, CP mode	10,000	10,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.13% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,150	6,150
		122,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.09% 8/5/11, LOC KBC Bank NV, VRDN (b)	$ 15,515	$ 15,515
Univ. Hospitals Trust Rev. Series 2005 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	16,350	16,350
		31,865
Oregon - 3.0%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 B, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
Series 2008 C, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,700	4,700
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.19% tender 8/8/11, CP mode	8,000	8,000
Medford Hosp. Facilities Auth. Rev. (Rogue Valley Manor Proj.) Series 2009, 0.21% 8/1/11, LOC Wells Fargo Bank NA, VRDN (b)	5,100	5,100
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	77,625
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.1% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	26,615	26,615
Port of Portland Arpt. Rev. Series 2009 A1, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	25,910	25,910
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.11% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	37,000	37,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	14,230	14,230
		227,535
Pennsylvania - 4.0%
Allegheny County Series C-58 A, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B:
0.06% 8/5/11, LOC Citibank NA, VRDN (b)	$ 5,100	$ 5,100
0.08% 8/5/11, LOC Royal Bank of Scotland PLC, VRDN (b)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.2% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,900	8,900
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.08% 8/5/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	7,000	7,000
Series 2008 A, 0.13% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	32,425	32,425
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.29% 8/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,300	7,300
Series 2008, 0.29% 8/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,500	2,500
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.06% 8/5/11, VRDN (b)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	8,800	8,800
Lower Merion School District Series 2009 A, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,600	4,600
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	11,425	11,425
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.07% 8/5/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	17,850	17,850
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series ROC II R 11505, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.13% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 5,755	$ 5,755
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.06% 8/5/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	17,845	17,845
(Keystone College Proj.) Series 2001 H5, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	4,735	4,735
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2010-111, 0.45% 9/22/11	3,500	3,500
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.08% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
Eighth Series D, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	26,950	26,950
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.1% 8/5/11, LOC PNC Bank NA, VRDN (b)	4,500	4,500
RBC Muni. Prods, Inc. Trust Var States Participating VRDN Series RBC E 22, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada) (b)(f)	13,400	13,400
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	13,800	13,800
Somerset County Gen. Oblig. Series 2009 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	7,925	7,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.) Series 2005 B, 0.11% tender 10/4/11, CP mode	13,300	13,300
Participating VRDN Series WF 09 38C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.14% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,000	$ 10,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.07% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,455	3,455
		302,195
Rhode Island - 1.0%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,365	12,365
Series 2008 A, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,700	9,700
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	11,100	11,100
(New England Institute of Technology Proj.) Series 2008, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	4,870	4,870
(Rhode Island School of Design Proj.):
Series 2008 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	18,205	18,205
Series 2008 B, 0.05% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	14,400	14,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
		75,640
South Carolina - 1.0%
Charleston Wtrwks. & Swr. Rev. Series A, 0.09% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	21,405	21,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.09% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Greenwood School District #50 Gen. Oblig. Bonds Series A, 1.5% 4/2/12	4,650	4,686
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.15% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,565	5,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.35% 8/1/11, VRDN (b)	$ 4,200	$ 4,200
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.1% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	4,125	4,125
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.12% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	3,195	3,195
Series 2010 A:
0.17% 8/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,386	2,386
0.17% 8/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,600	8,600
0.26% 9/2/11 (Liquidity Facility JPMorgan Chase Bank), CP	5,586	5,586
Series 2010 B:
0.17% 8/4/11 (Liquidity Facility Wells Fargo Bank NA), CP	1,157	1,157
0.26% 9/2/11 (Liquidity Facility Wells Fargo Bank NA), CP	1,750	1,750
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.6% tender 8/1/11, CP mode	6,700	6,700
		78,845
Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.15% 8/5/11, LOC Bank of America NA, VRDN (b)	8,095	8,095
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.18% 8/5/11, LOC Bank of America NA, VRDN (b)	2,200	2,200
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	4,085	4,085
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 8,500	$ 8,500
Series 2008 B, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,400	5,400
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	17,400	17,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.15% 8/5/11, LOC Bank of America NA, VRDN (b)	4,300	4,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	7,275	7,275
		86,255
Texas - 9.6%
Austin Elec. Util. Sys. Rev. Series A:
0.08% 8/16/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,240	6,240
0.11% 8/11/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.06% 8/5/11, LOC Bank of Tokyo-Mitsubishi, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	12,840	12,840
Brownsville Util. Sys. Rev. Series A, 0.22% 12/15/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	5,200	5,200
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,840	2,840
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,800	3,800
Dallas North Texas Tollway Auth. Series 2010 A1, 0.21% 8/3/11, LOC Bank of America NA, CP	6,670	6,670
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,400	11,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 4,925	$ 4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.11% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	11,065	11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	9,100	9,259
Participating VRDN Series RBC E 18, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada) (b)(f)	11,000	11,000
Series C, 0.12% 8/15/11 (Liquidity Facility Bank of America NA), CP	4,000	4,000
TAN Series 2011, 1.5% 2/29/12	10,600	10,681
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.22% 8/1/11, LOC Bank of America NA, VRDN (b)	2,300	2,300
Series 2007 B, 0.2% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Harris County Metropolitan Trans. Auth.:
Series A1:
0.17% 8/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.19% 8/10/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.2% 9/21/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
Series A3:
0.17% 9/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
0.18% 10/25/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
0.22% 10/25/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Series A, 0.13% 8/5/11, LOC Union Bank of California, CP	$ 7,600	$ 7,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,870	18,870
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12267, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	7,955	7,955
Irving Independent School District Participating VRDN Series PT 3954, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	17,840	17,840
Keller Independent School District Participating VRDN Series WF11 55 C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,650	5,650
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.13% 9/6/11, LOC Bank of America NA, CP	10,000	10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN Series ROC II R 11947, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	7,200	7,200
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,830	5,830
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.21% 8/1/11, VRDN (b)	21,800	21,800
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.06% 8/5/11, VRDN (b)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,325	5,325
Series DB 602, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	8,300	8,300
Series SG 104, 0.08% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 0.08% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 0.05% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	38,325	38,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series A:
0.1% 9/9/11, CP	$ 13,100	$ 13,100
0.1% 9/16/11, CP	5,000	5,000
0.2% 10/13/11, CP	17,500	17,500
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,455	12,455
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2001 A:
0.12% 8/9/11, CP	23,400	23,400
0.14% 9/8/11, CP	7,000	7,000
0.14% 10/6/11, CP	4,000	4,000
0.17% 8/17/11, CP	1,540	1,540
0.18% 8/4/11, CP	5,287	5,287
0.19% 8/10/11, CP	11,600	11,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 E, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	5,600	5,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C2, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	5,900	5,900
Series 2008 C3, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	33,500	33,500
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	6,210	6,210
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.13% 9/8/11, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	10,000	10,000
Texas Pub. Fin. Auth.:
Series 2002 A, 0.3% 8/8/11, CP	10,500	10,500
Series 2002 B, 0.27% 8/1/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Series 2003:
0.28% 8/1/11, CP	1,800	1,800
0.29% 8/18/11, CP	19,355	19,355
Series 2008, 0.17% 8/16/11, CP	9,800	9,800
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,635	10,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	$ 10,000	$ 10,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,350	5,350
Series 2002 A:
0.07% 8/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
0.31% 8/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,905	2,905
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.18% 8/3/11, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	12,345	12,345
		723,897
Utah - 1.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1994 B4, 0.17% 8/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Series 1997 B, 0.08% 8/17/11 (Liquidity Facility Bank of Nova Scotia), CP	9,830	9,830
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.08% 8/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	14,100	14,100
0.18% 9/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.21% 8/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,300	12,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 9,900	$ 9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,675	5,675
		96,245
Virginia - 2.1%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.06% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,160	6,160
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	4,520	4,520
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	18,900	18,900
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.06% 8/5/11, VRDN (b)	2,455	2,455
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, 0.06% 8/5/11, VRDN (b)	1,400	1,400
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.2%, tender 2/24/12 (b)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Univ. of Virginia Gen. Rev.:
Bonds Series 2003 A, 0.13% tender 11/3/11, CP mode	11,010	11,010
Participating VRDN:
Series BBT 08 30, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,510	7,510
Series EGL 06 17 Class A, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	14,775	14,775
Series 2003 A, 0.09% 9/7/11, CP	15,000	15,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,660
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.22% 8/1/11, LOC Branch Banking & Trust Co., VRDN (b)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Bonds (1997 Resolution Proj.) Series 1997 A, 5% 8/1/11	$ 2,500	$ 2,500
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,930	3,930
Series MS 06 1860, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,360	2,360
Series Putters 3036, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,365	3,365
Series ROC II R 11923, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	5,995	5,995
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,013
Participating VRDN:
Series BC 10 17W, 0.09% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series Putters 3791Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,350	3,350
		157,998
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Putters 2866, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,285	8,285
Series WF 11 38, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	9,950	9,950
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	2,225	2,322
Everett Gen. Oblig. Series 2001, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	4,600	4,600
King County Gen. Oblig. Participating VRDN Series DB 598, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,500	3,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,355	3,355
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	4,400	4,400
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.08% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,000	$ 5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Vancouver Hsg. Auth. Rev. Series 2008, 0.1% 8/5/11, LOC Freddie Mac, VRDN (b)	9,000	9,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,445	6,445
Washington Gen. Oblig.:
Bonds Series 2011 C, 5% 7/1/12	5,100	5,321
Participating VRDN:
Series BA 08 1121, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series Putters 3054, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series Putters 3856, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,500	8,500
Series Putters 3872, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 759 PB, 0.14% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	15,720	15,720
Series WF 11-16C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,315	7,315
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2011 C, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	11,000	11,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	28,365	28,365
Series 2008 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,150	2,150
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.09% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
Series 2009 B, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,500	1,500
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	6,755	6,755
(Southwest Washington Med. Ctr.) Series 2008 A, 0.09% 8/5/11, LOC Union Bank of California, VRDN (b)	9,400	9,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 2,000	$ 2,000
Series 2009 C, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.09% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	17,100	17,100
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.17% 8/5/11, LOC Fannie Mae, VRDN (b)	4,000	4,000
(New Tacoma Apts. Proj.) Series 2009, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
(The Cambridge Apts. Proj.) Series 2009, 0.17% 8/5/11, LOC Fannie Mae, VRDN (b)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.17% 8/5/11, LOC Fannie Mae, VRDN (b)	3,750	3,750
0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	16,000	16,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.14% 8/5/11, LOC Bank of America NA, VRDN (b)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
		253,128
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.1% 8/5/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.2% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Series 2008 D, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	4,600	4,600
Series 2009 A, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	15,600	15,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.): - continued
Series 2009 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,900	$ 2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.06% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	22,900	22,900
		57,800
Wisconsin - 1.3%
Milwaukee Gen. Oblig. Bonds Series 2011 N3, 4% 5/15/12	11,300	11,630
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400	6,400
Series Solar 07 4, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,245	24,245
Series 2005 A, 0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,722
0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
Wisconsin Health & Edl. Facilities Auth. Rev.:
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.33% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	11,225	11,225
Participating VRDN Series MS 3259. 0.09% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,000	$ 2,000
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
		97,172
Wyoming - 0.6%
Lincoln County Poll. Cont. Rev.:
(Exxon Co. Proj.) Series 1984 B, 0.2% 8/1/11, VRDN (b)	21,600	21,600
(Exxon Corp. Proj.) Series 1984 A, 0.2% 8/1/11, VRDN (b)	18,070	18,070
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
		45,920
	Shares
Other - 10.2%
Fidelity Tax-Free Cash Central Fund, 0.13% (c)(d)	772,417,083	772,417
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,486,444)		7,486,444
NET OTHER ASSETS (LIABILITIES) - 0.9%		66,833
NET ASSETS - 100%		$ 7,553,277
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,450,000 or 0.6% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,810,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.)	7/20/11	$ 13,195
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12	7/6/11	$ 15,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,345
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 931
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2011, the cost of investment securities for income tax purposes was $7,486,444,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Tax-Free
Money Market Fund

July 31, 2011

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.105

FTF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,450	$ 5,450
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.24% 8/1/11, VRDN (b)	2,000	2,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	14,600	14,600
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.07% 8/5/11, LOC Australia & New Zealand Banking Group Ltd., VRDN (b)	8,100	8,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.14% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (b)	3,200	3,200
Series 1999 B, 0.08% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.32% 8/1/11, VRDN (b)	1,700	1,700
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.06% 8/5/11, LOC Deutsche Bank AG New York Branch, VRDN (b)	1,900	1,900
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.09% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,100	5,100
		43,050
Alaska - 1.4%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.09% 8/5/11, LOC Union Bank of California, VRDN (b)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,690	24,690
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,135	12,135
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 8/5/11, VRDN (b)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.1% 8/5/11 (ConocoPhillips Guaranteed), VRDN (b)	20,000	20,000
		108,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.05% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 3,000	$ 3,000
Series 2008 C, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	2,540	2,540
Series 2008 E, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	36,700	36,700
Series 2008 F, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,225	4,225
(Catholic Healthcare West Proj.) Series 2009 F, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	14,400	14,400
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.09% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	6,400	6,400
Phoenix Civic Impt. Corp. Series 2009, 0.18% 8/1/11, LOC Bank of America NA, CP	20,000	20,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,200	4,200
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Bonds Series 2011, 1.5% 6/1/12	3,485	3,519
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds 5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (e)	4,405	4,536
Participating VRDN:
Series BA 08 3511, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	5,625	5,625
Series BC 10 21W, 0.09% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series EGL 06 0141, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	11,200	11,200
Series EGL 07 0012, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	13,850	13,850
Series Putters 3242, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,200	4,200
Series ROC II R 10362, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: Participating VRDN: - continued
Series WF 09 40C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 3,345	$ 3,345
Series C, 0.28% 8/17/11, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
		192,960
Arkansas - 0.1%
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN Series Solar 06 26, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,900	4,900
California - 4.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,100	2,100
(Sharp HealthCare Proj.):
Series 2009 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Series 2009 C, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	5,300	5,300
Series 2009 D, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	18,280	18,280
(Valley Christian Schools Proj.) Series 2003, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	3,400	3,400
Barclays Cap. Muni. Trust Receipts Bonds Series 2011 26U, 0.19%, tender 8/16/11 (Barclays Bank PLC Guaranteed) (a)	34,500	34,500
California Gen. Oblig.:
Series 2003 C2, 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	16,850	16,850
Series 2004 B1, 0.27% 8/1/11, LOC Citibank NA, VRDN (b)	10,435	10,435
Series 2004 B5, 0.16% 8/5/11, LOC Citibank NA, VRDN (b)	3,500	3,500
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2009 D, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,200	11,200
(Scripps Health Proj.) Series 2008 C, 0.07% 8/5/11, LOC Union Bank of California, VRDN (b)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2011 B, 0.24% 8/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 15,000	$ 15,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2000 D, 0.04% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	85	85
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.23% 8/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	8,000	8,000
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	235	235
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.):
Series 1997 B, 0.29% 8/1/11, VRDN (b)	13,650	13,650
Series 2008 B, 0.29% 8/1/11, VRDN (b)	25,000	25,000
California State Univ. Rev. Series 2001 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,005	3,005
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.07% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,300	11,300
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,900	2,900
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	13,195	13,195
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.07% 8/5/11, LOC Societe Generale, VRDN (b)	3,100	3,100
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,388
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.07% 8/5/11, LOC Union Bank of California, VRDN (b)	40,695	40,695
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	8,500	8,500
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,000	2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.1% 8/5/11, LOC Freddie Mac, VRDN (b)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 2,500	$ 2,500
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.16% 8/5/11, LOC Fannie Mae, VRDN (b)	2,200	2,200
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.07% 8/5/11, LOC KBC Bank NV, VRDN (b)	23,800	23,800
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.07% 8/5/11, LOC Union Bank of California, VRDN (b)	19,300	19,300
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.06% 8/5/11, LOC Citibank NA, VRDN (b)	1,000	1,000
		349,768
Colorado - 2.3%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	11,760	11,760
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,095	15,095
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	7,340	7,340
(YMCA of the Rockies Proj.) 0.23% 8/1/11, LOC Bank of America NA, VRDN (b)	1,500	1,500
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	31,145	31,145
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.23% 8/5/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,300	16,300
Participating VRDN:
Series BA 08 1090, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	4,675	4,675
Series Putters 2999, 0.14% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.05% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0039, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.09% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,700	6,700
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.1% 8/5/11, LOC BNP Paribas SA, VRDN (b)	6,190	6,190
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	1,000	1,000
Univ. of Colorado Hosp. Auth. Rev. Series A, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
		171,030
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
0.25% tender 8/2/11, CP mode	1,000	1,000
0.55% tender 8/4/11, CP mode	9,235	9,235
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford Hosp. Proj.) Series B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	2,500	2,500
Participating VRDN:
Series EGL 7 05 3031, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	22,900	22,900
Series Putters 3363, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,800	4,800
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.1% 8/5/11, LOC HSBC Bank USA, NA, VRDN (b)	4,300	4,300
		44,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.34% 8/5/11, VRDN (b)	$ 3,500	$ 3,500
Series 1999 A, 0.35% 8/5/11, VRDN (b)	2,800	2,800
		6,300
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2008 C, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.1% 8/5/11, LOC Freddie Mac, VRDN (b)	3,650	3,650
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 B, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	19,115	19,115
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	14,900	14,900
Series 1998 A Tranche III, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	7,875	7,875
(The AARP Foundation Proj.) Series 2004, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.22% 8/5/11, LOC Bank of America NA, VRDN (b)	4,910	4,910
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	6,025	6,025
Bonds (Nat'l. Academy of Sciences Proj.) 0.13% tender 9/8/11, LOC Bank of America NA, CP mode	11,200	11,200
		89,170
Florida - 7.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.33% 8/1/11, LOC Bank of Scotland PLC, VRDN (b)	2,000	2,000
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.19% tender 8/1/11, LOC Bank of America NA, CP mode	6,500	6,500
Series 2008 B, 0.13% tender 9/6/11, LOC Bank of America NA, CP mode	7,300	7,300
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,139
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.09% 8/5/11, LOC Freddie Mac, VRDN (b)	$ 5,940	$ 5,940
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.3% 8/1/11, VRDN (b)	22,000	22,000
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	1,895	1,895
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,755	10,755
Series EGL 07 0049, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	18,840	18,840
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.1% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	5,850	5,850
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5.25% 7/1/12	1,925	2,010
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.34% 8/4/11, LOC Wells Fargo Bank NA, CP	721	721
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,395	9,395
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	2,000	2,023
Fort Myers Util. Sys. Rev.:
Participating VRDN Series Solar 06 53, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,645	12,645
Series 2009, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Gainesville Utils. Sys. Rev. 0.3% 8/3/11, CP	12,900	12,900
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series C1, 0.1% 9/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 17,500	$ 17,500
Series Three 2008 B4, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	40,010	40,010
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 0.26% 8/1/11, LOC Bank of America NA, VRDN (b)	3,000	3,000
Series 2007 B, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,100	5,100
Series 2007 E, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.2% tender 8/3/11, CP mode	6,200	6,200
Series 1994, 0.2% tender 8/3/11, CP mode	9,560	9,560
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	5,800	5,800
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	6,825	6,825
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.09% 8/5/11, LOC Northern Trust Co., VRDN (b)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	40,935	40,935
(Planned Parenthood Proj.) Series 2002, 0.09% 8/5/11, LOC Northern Trust Co., VRDN (b)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.1% 8/5/11, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,935	8,935
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.09% 8/5/11, LOC Northern Trust Co., VRDN (b)	$ 5,750	$ 5,750
Series 2009 A3, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.09% 8/5/11, LOC Freddie Mac, VRDN (b)	5,150	5,150
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,100	12,100
Series 2005 A2, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Series 2005 B1, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	14,695	14,695
Series 2005 B2, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	9,400	9,400
Series Putters 2473, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Series Putters 3290, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 11060, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,320	4,320
Sunshine State Govt. Fing. Commission Rev.:
Bonds Series 2011 A, 2% 9/1/11	14,440	14,459
Series 2011 C, 0.09% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	14,250	14,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.11% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,800	14,800
		539,727
Georgia - 2.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.24% 8/1/11, LOC Bank of America NA, VRDN (b)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,400	$ 10,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.31% 8/1/11, VRDN (b)	4,000	4,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,800	6,800
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	7,500	7,500
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.11% 8/5/11, LOC Freddie Mac, VRDN (b)	5,400	5,400
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,540	11,540
Georgia Gen. Oblig.:
Bonds Series 2003 D, 5.25% 12/1/11	1,450	1,474
Participating VRDN Series PZ 271, 0.1% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,879	6,879
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	11,250	11,377
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.07% 8/5/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,285	4,285
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.29% 8/1/11, VRDN (b)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	19,150	19,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.14% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,500	$ 2,500
Series Solar 08 0001, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,240	10,240
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,800	5,800
Pub. Gas Partners, Inc. Rev. Bonds (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/11	3,000	3,020
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,150	5,150
Series 2009 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
		186,060
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	10,970	10,970
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.16% 8/5/11, LOC Freddie Mac, VRDN (b)	15,600	15,600
		26,570
Idaho - 1.7%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	102,000	103,610
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	27,000	27,000
		130,610
Illinois - 5.8%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.08% 8/5/11, LOC Northern Trust Co., VRDN (b)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,385	4,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN: - continued
Series Clipper 07 12, 0.11% 8/5/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 10,350	$ 10,350
Series Solar 06 75, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 8/5/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,725	19,725
Series 2004 A2, 0.1% 8/5/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	34,265	34,265
Series 2004 A3, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.18% 8/5/11, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.1% 8/5/11, LOC BMO Harris Bank NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	2,475	2,475
Participating VRDN Series ROC II R 12278, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	30,175	30,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,985	4,985
(Edward Hosp. Oblig. Group) Series 2009 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	22,240	22,240
Series 2008 C, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 21,000	$ 21,000
Series 2009 D, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Provena Health Proj.) Series D, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
(Rockford Mem. Hosp. Proj.) 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	20,200	20,200
(Saint Xavier Univ. Proj.) Series 2008, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	3,745	3,745
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.06% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,435	6,435
(Trinity Int'l. Univ. Proj.) Series 2009, 0.09% 8/5/11, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
Participating VRDN:
Series BA 08 1205, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 06 118, Class A, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	9,450	9,450
Series Putters 3288Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series Putters 3764, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Illinois Gen. Oblig. Participating VRDN Series Solar 06 5, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,060	18,060
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	17,000	17,000
Series 2007 A 2D, 0.09% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	11,200	11,200
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	12,500	12,500
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,500	$ 9,500
Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	11,215	11,215
		437,405
Indiana - 2.4%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	30,575	30,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.06% 8/5/11, LOC Royal Bank of Scotland PLC, VRDN (b)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,590	4,590
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	2,000	2,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 C, 0.06% 8/5/11, LOC Northern Trust Co., VRDN (b)	5,000	5,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.04% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,400	8,400
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	21,125	21,125
(DePauw Univ. Proj.):
Series 2008 A, 0.07% 8/5/11, LOC Northern Trust Co., VRDN (b)	1,085	1,085
Series 2008 B, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	8,260	8,260
Bonds Series 2005 A, 5% 2/1/12	2,000	2,047
Participating VRDN Series BBT 08 12, 0.08% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,760	11,760
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,400	15,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (b)	$ 12,500	$ 12,708
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.08% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	26,000	26,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	1,900	1,900
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.13% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,600	3,600
		181,965
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,400	6,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.15% 8/5/11, VRDN (b)	18,400	18,400
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.09% 8/5/11, VRDN (b)	40,400	40,400
		65,200
Kansas - 0.2%
Wichita Gen. Oblig. BAN:
Series 240, 0.45% 9/15/11	4,000	4,000
Series 246, 0.375% 8/10/12	14,255	14,269
		18,269
Kentucky - 0.8%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 8/4/11, CP mode	3,100	3,100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.09% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,105	18,105
		58,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 2.3%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.07% 8/5/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	$ 34,000	$ 34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Solar 06 133, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,320	3,320
Series WF 10 11C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	11,800	11,800
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	15,300	15,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2009 A, 0.07% 8/5/11, VRDN (b)	3,200	3,200
0.19% 8/1/11, VRDN (b)	1,000	1,000
(C-Port LLC Proj.) Series 2008, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	15,600	15,600
(Christus Health Proj.):
Series 2008 B, 0.07% 8/5/11, VRDN (b)	10,000	10,000
Series 2009 B3, 0.06% 8/5/11, LOC Bank of New York, New York, VRDN (b)	3,100	3,100
(CommCare Corp. Proj.) Series 2008 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.07% 8/5/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2010 B, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	13,400	13,400
		170,895
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Solar 06 122, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,915	7,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.08% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 13,710	$ 13,710
Baltimore County Gen. Oblig. Series 2002, 0.17% 8/4/11 (Liquidity Facility BNP Paribas SA), CP	16,200	16,200
Baltimore County Metropolitan District Series 1995, 0.13% 8/10/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.08% 8/5/11, LOC Fannie Mae, VRDN (b)	9,400	9,400
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	2,710	2,710
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.23% 8/1/11, LOC Bank of America NA, VRDN (b)	5,015	5,015
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/12	1,480	1,519
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.18% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 B, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	13,350	13,350
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	19,235	19,235
Participating VRDN Series BBT 08 46, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	5,325	5,325
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.08% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	7,965	7,965
		146,514
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev. (Smith College Proj.) Series 2007, 0.11% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	$ 3,800	$ 3,800
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.6% tender 8/11/11, CP mode	10,000	10,000
Series 1993 A, 0.6% tender 8/12/11, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	13,000	13,000
Series Putters 2479Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,755	3,755
Series Putters 2857, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200	1,200
		65,010
Michigan - 2.0%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	5,110	5,110
Michigan Bldg. Auth. Rev. Series 6, 0.12% 8/4/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	4,500	4,500
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,018
Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,456
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	17,846
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.11% tender 9/7/11, CP mode	14,000	14,000
0.11% tender 9/7/11, CP mode	7,000	7,000
Participating VRDN Series ROC II R 11676, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	8,650	8,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.04% 8/5/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 6,000	$ 6,000
(Van Andel Research Institute Proj.) Series 2008, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	52,000	52,000
		154,380
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.15% 8/5/11, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.09% 8/5/11, LOC Fannie Mae, VRDN (b)	2,550	2,550
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,230	5,230
		20,205
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 A, 0.21% 8/1/11 (Chevron Corp. Guaranteed), VRDN (b)	7,100	7,100
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	5,925	5,925
Mississippi Gen. Oblig.:
Bonds Series 2001, 5% 11/1/11	3,000	3,036
0.1% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	23,100	23,100
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12 (b)(g)	15,000	15,000
		67,686
Missouri - 1.3%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 7,000	$ 7,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	25,415	25,415
Participating VRDN Series EGL 07 0001, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,830	2,830
Bonds (CoxHealth Proj.) Series B, 0.14% tender 10/7/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.06% 8/5/11, VRDN (b)	15,500	15,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	2,575	2,575
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B:
0.05% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,000	10,000
0.07% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,775	3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.04% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
		101,265
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (b)	4,000	4,000
Nebraska - 1.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005:
0.29% 8/18/11, CP	28,000	28,000
0.31% 8/18/11, CP	9,550	9,550
Nebraska Pub. Pwr. District Rev.:
Bonds Series B, 5% 1/1/12	4,500	4,590
Series A, 0.29% 8/1/11, CP	10,950	10,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.08% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 22,970	$ 22,970
Series A, 0.23% 10/6/11, CP	3,500	3,500
		95,560
Nevada - 2.6%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.08% 8/5/11, LOC Citibank NA, VRDN (b)	25,500	25,500
Series 2008 D 2B, 0.06% 8/5/11, LOC Royal Bank of Canada, VRDN (b)	12,400	12,400
Series 2008 D3, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	27,715	27,715
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,085	6,085
Series Putters 3489Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,965	11,965
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,220	10,220
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	5,250	5,375
Reno Cap. Impt. Rev. Series 2005 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,000	2,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.06% 8/5/11, LOC Union Bank of California, VRDN (b)	3,100	3,100
Series 2008 B, 0.09% 8/5/11, LOC Union Bank of California, VRDN (b)	42,625	42,625
Series 2009 A, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	28,385	28,385
Series 2009 B, 0.09% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,865	8,865
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.18% 9/7/11, LOC Lloyds TSB Bank PLC, CP	5,700	5,700
		196,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 8,400	$ 8,400
New Jersey - 0.6%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,023
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	7,000	7,000
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,864
		48,887
New Mexico - 1.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	72,745	72,745
New York - 2.1%
New York City Gen. Oblig.:
Series 1995 F3, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Series 2004 A3, 0.05% 8/5/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,500	1,500
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	4,415	4,415
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.08% 8/5/11, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.05% 8/5/11, LOC Fannie Mae, VRDN (b)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series ROC II R 10381, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	6,105	6,105
Series ROC II R 11904, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
New York Dorm. Auth. Revs.:
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 C, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	27,900	27,900
(The Culinary Institute of America Proj.) Series 2004 C, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	12,800	12,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 47 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	$ 13,500	$ 13,500
Series ROC II R 11735, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B4, 0.05% 8/5/11, LOC KBC Bank NV, VRDN (b)	9,000	9,000
New York Pwr. Auth. Series 1:
0.14% 11/4/11, CP	13,400	13,400
0.2% 10/5/11, CP	5,036	5,036
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.11% 8/5/11 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	4,930	4,930
		157,081
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.21% 11/15/11, CP	6,215	6,215
North Carolina - 5.0%
Board of Governors of the Univ. of North Carolina Series D:
0.08% 9/7/11, CP	10,000	10,000
0.15% 12/2/11, CP	10,000	10,000
0.19% 12/2/11, CP	13,000	13,000
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	6,715	6,715
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	6,890	6,890
Series 2010 C, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,260	12,260
Charlotte Wtr. & Swr. Sys. Rev.:
Bonds Series 2011, 1.5% 6/1/12	3,320	3,355
Participating VRDN Series Putters 3443, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,115	6,115
Series 2002 B, 0.1% 8/5/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev.: - continued
Series 2006 B, 0.1% 8/5/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	$ 35,100	$ 35,100
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.09% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	12,685	12,685
Guilford County Gen. Oblig. Series 2007 B, 0.05% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	9,930	9,930
Series 2011, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series EGL 07 0015, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Series Putters 3331, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,250	1,250
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	7,700	7,700
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	28,200	28,200
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	600	600
(Friends Homes, Inc. Proj.) Series 2003, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	7,955	7,955
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.07% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	1,620	1,620
(Wake Forest Univ. Proj.) Series 2008 C, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	$ 25,175	$ 25,175
Series 2003 B, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	3,500	3,500
Orange Wtr. & Swr. Auth. Series 2004 B, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	5,000	5,000
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 8/5/11, LOC Cr. Industriel et Commercial, VRDN (b)	11,000	11,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.09% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	9,655	9,655
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.12% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,145	4,145
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	25,605	25,605
Series EGL 05 3014 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	22,700	22,700
Winston-Salem Ltd. Oblig. Series 2010 B, 0.06% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	9,000	9,000
		379,620
Ohio - 1.6%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	1,900	1,900
Series B, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	13,100	13,100
Columbus Gen. Oblig. (San. Swr. Proj.) Series 2006 1, 0.07% 8/5/11, VRDN (b)	2,795	2,795
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,205	3,205
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.15% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,790	1,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 7,500	$ 7,500
Series 2008 B, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Lancaster Port Auth. Gas Rev. 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,635	6,635
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.12% 8/5/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	1,000	1,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.35% 8/5/11, VRDN (b)	4,400	4,400
(FirstEnergy Generation Corp. Proj.) Series 2009 B, 0.04% 8/5/11, LOC UBS AG, VRDN (b)	1,700	1,700
Ohio Gen. Oblig.:
(Infrastructure Impt. Proj.) Series 2003 D, 0.04% 8/5/11, VRDN (b)	3,500	3,500
Participating VRDN Series BBT 3, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,710	5,710
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.07% 8/5/11, LOC PNC Bank NA, VRDN (b)	4,875	4,875
(Ohio Northern Univ. Proj.) Series 2008 A, 0.11% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 8/5/11, LOC RBS Citizens NA, VRDN (b)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,300	4,300
Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.35% tender 8/9/11, CP mode	3,000	3,000
Series 2008 B6, 0.32% tender 10/17/11, CP mode	10,000	10,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.13% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,150	6,150
		122,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.09% 8/5/11, LOC KBC Bank NV, VRDN (b)	$ 15,515	$ 15,515
Univ. Hospitals Trust Rev. Series 2005 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	16,350	16,350
		31,865
Oregon - 3.0%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 B, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
Series 2008 C, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,700	4,700
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.19% tender 8/8/11, CP mode	8,000	8,000
Medford Hosp. Facilities Auth. Rev. (Rogue Valley Manor Proj.) Series 2009, 0.21% 8/1/11, LOC Wells Fargo Bank NA, VRDN (b)	5,100	5,100
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	77,625
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.1% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	26,615	26,615
Port of Portland Arpt. Rev. Series 2009 A1, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	25,910	25,910
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.11% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	37,000	37,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	14,230	14,230
		227,535
Pennsylvania - 4.0%
Allegheny County Series C-58 A, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B:
0.06% 8/5/11, LOC Citibank NA, VRDN (b)	$ 5,100	$ 5,100
0.08% 8/5/11, LOC Royal Bank of Scotland PLC, VRDN (b)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.2% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,900	8,900
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.08% 8/5/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	7,000	7,000
Series 2008 A, 0.13% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	32,425	32,425
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.29% 8/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,300	7,300
Series 2008, 0.29% 8/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,500	2,500
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.06% 8/5/11, VRDN (b)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	8,800	8,800
Lower Merion School District Series 2009 A, 0.06% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,600	4,600
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	11,425	11,425
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.07% 8/5/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	17,850	17,850
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series ROC II R 11505, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.13% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 5,755	$ 5,755
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.06% 8/5/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	17,845	17,845
(Keystone College Proj.) Series 2001 H5, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	4,735	4,735
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2010-111, 0.45% 9/22/11	3,500	3,500
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.08% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
Eighth Series D, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	26,950	26,950
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.1% 8/5/11, LOC PNC Bank NA, VRDN (b)	4,500	4,500
RBC Muni. Prods, Inc. Trust Var States Participating VRDN Series RBC E 22, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada) (b)(f)	13,400	13,400
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.1% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	13,800	13,800
Somerset County Gen. Oblig. Series 2009 A, 0.08% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.06% 8/5/11, LOC PNC Bank NA, VRDN (b)	7,925	7,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.) Series 2005 B, 0.11% tender 10/4/11, CP mode	13,300	13,300
Participating VRDN Series WF 09 38C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.14% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,000	$ 10,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.07% 8/5/11, LOC PNC Bank NA, VRDN (b)	3,455	3,455
		302,195
Rhode Island - 1.0%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,365	12,365
Series 2008 A, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,700	9,700
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	11,100	11,100
(New England Institute of Technology Proj.) Series 2008, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	4,870	4,870
(Rhode Island School of Design Proj.):
Series 2008 A, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	18,205	18,205
Series 2008 B, 0.05% 8/5/11, LOC TD Banknorth, NA, VRDN (b)	14,400	14,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
		75,640
South Carolina - 1.0%
Charleston Wtrwks. & Swr. Rev. Series A, 0.09% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	21,405	21,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.09% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Greenwood School District #50 Gen. Oblig. Bonds Series A, 1.5% 4/2/12	4,650	4,686
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.15% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,565	5,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.35% 8/1/11, VRDN (b)	$ 4,200	$ 4,200
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.1% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	4,125	4,125
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.12% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	3,195	3,195
Series 2010 A:
0.17% 8/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,386	2,386
0.17% 8/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,600	8,600
0.26% 9/2/11 (Liquidity Facility JPMorgan Chase Bank), CP	5,586	5,586
Series 2010 B:
0.17% 8/4/11 (Liquidity Facility Wells Fargo Bank NA), CP	1,157	1,157
0.26% 9/2/11 (Liquidity Facility Wells Fargo Bank NA), CP	1,750	1,750
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.6% tender 8/1/11, CP mode	6,700	6,700
		78,845
Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.15% 8/5/11, LOC Bank of America NA, VRDN (b)	8,095	8,095
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.18% 8/5/11, LOC Bank of America NA, VRDN (b)	2,200	2,200
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	4,085	4,085
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 8,500	$ 8,500
Series 2008 B, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,400	5,400
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	17,400	17,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.15% 8/5/11, LOC Bank of America NA, VRDN (b)	4,300	4,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	7,275	7,275
		86,255
Texas - 9.6%
Austin Elec. Util. Sys. Rev. Series A:
0.08% 8/16/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,240	6,240
0.11% 8/11/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.06% 8/5/11, LOC Bank of Tokyo-Mitsubishi, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	12,840	12,840
Brownsville Util. Sys. Rev. Series A, 0.22% 12/15/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	5,200	5,200
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,840	2,840
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,800	3,800
Dallas North Texas Tollway Auth. Series 2010 A1, 0.21% 8/3/11, LOC Bank of America NA, CP	6,670	6,670
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,400	11,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 4,925	$ 4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.11% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	11,065	11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (b)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	9,100	9,259
Participating VRDN Series RBC E 18, 0.08% 8/5/11 (Liquidity Facility Royal Bank of Canada) (b)(f)	11,000	11,000
Series C, 0.12% 8/15/11 (Liquidity Facility Bank of America NA), CP	4,000	4,000
TAN Series 2011, 1.5% 2/29/12	10,600	10,681
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.22% 8/1/11, LOC Bank of America NA, VRDN (b)	2,300	2,300
Series 2007 B, 0.2% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Harris County Metropolitan Trans. Auth.:
Series A1:
0.17% 8/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.19% 8/10/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.2% 9/21/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
Series A3:
0.17% 9/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
0.18% 10/25/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
0.22% 10/25/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Series A, 0.13% 8/5/11, LOC Union Bank of California, CP	$ 7,600	$ 7,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,870	18,870
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12267, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	7,955	7,955
Irving Independent School District Participating VRDN Series PT 3954, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	17,840	17,840
Keller Independent School District Participating VRDN Series WF11 55 C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,650	5,650
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.13% 9/6/11, LOC Bank of America NA, CP	10,000	10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN Series ROC II R 11947, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	7,200	7,200
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,830	5,830
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.21% 8/1/11, VRDN (b)	21,800	21,800
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.06% 8/5/11, VRDN (b)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,325	5,325
Series DB 602, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	8,300	8,300
Series SG 104, 0.08% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 0.08% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 0.05% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (b)	38,325	38,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series A:
0.1% 9/9/11, CP	$ 13,100	$ 13,100
0.1% 9/16/11, CP	5,000	5,000
0.2% 10/13/11, CP	17,500	17,500
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	12,455	12,455
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2001 A:
0.12% 8/9/11, CP	23,400	23,400
0.14% 9/8/11, CP	7,000	7,000
0.14% 10/6/11, CP	4,000	4,000
0.17% 8/17/11, CP	1,540	1,540
0.18% 8/4/11, CP	5,287	5,287
0.19% 8/10/11, CP	11,600	11,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 E, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	5,600	5,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C2, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	5,900	5,900
Series 2008 C3, 0.06% 8/5/11, LOC Bank of America NA, VRDN (b)	33,500	33,500
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	6,210	6,210
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.13% 9/8/11, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	10,000	10,000
Texas Pub. Fin. Auth.:
Series 2002 A, 0.3% 8/8/11, CP	10,500	10,500
Series 2002 B, 0.27% 8/1/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Series 2003:
0.28% 8/1/11, CP	1,800	1,800
0.29% 8/18/11, CP	19,355	19,355
Series 2008, 0.17% 8/16/11, CP	9,800	9,800
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,635	10,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	$ 10,000	$ 10,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,350	5,350
Series 2002 A:
0.07% 8/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
0.31% 8/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,905	2,905
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.18% 8/3/11, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	12,345	12,345
		723,897
Utah - 1.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1994 B4, 0.17% 8/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Series 1997 B, 0.08% 8/17/11 (Liquidity Facility Bank of Nova Scotia), CP	9,830	9,830
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.08% 8/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	14,100	14,100
0.18% 9/19/11 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.21% 8/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,300	12,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 9,900	$ 9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,675	5,675
		96,245
Virginia - 2.1%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.06% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,160	6,160
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	4,520	4,520
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	18,900	18,900
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.06% 8/5/11, VRDN (b)	2,455	2,455
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, 0.06% 8/5/11, VRDN (b)	1,400	1,400
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.2%, tender 2/24/12 (b)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Univ. of Virginia Gen. Rev.:
Bonds Series 2003 A, 0.13% tender 11/3/11, CP mode	11,010	11,010
Participating VRDN:
Series BBT 08 30, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,510	7,510
Series EGL 06 17 Class A, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	14,775	14,775
Series 2003 A, 0.09% 9/7/11, CP	15,000	15,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,660
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.22% 8/1/11, LOC Branch Banking & Trust Co., VRDN (b)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Bonds (1997 Resolution Proj.) Series 1997 A, 5% 8/1/11	$ 2,500	$ 2,500
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,930	3,930
Series MS 06 1860, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,360	2,360
Series Putters 3036, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,365	3,365
Series ROC II R 11923, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (b)(f)	5,995	5,995
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,013
Participating VRDN:
Series BC 10 17W, 0.09% 8/5/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series Putters 3791Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,350	3,350
		157,998
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Putters 2866, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,285	8,285
Series WF 11 38, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	9,950	9,950
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	2,225	2,322
Everett Gen. Oblig. Series 2001, 0.11% 8/5/11, LOC Bank of America NA, VRDN (b)	4,600	4,600
King County Gen. Oblig. Participating VRDN Series DB 598, 0.08% 8/5/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,500	3,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,355	3,355
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	4,400	4,400
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.08% 8/5/11 (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,000	$ 5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Vancouver Hsg. Auth. Rev. Series 2008, 0.1% 8/5/11, LOC Freddie Mac, VRDN (b)	9,000	9,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,445	6,445
Washington Gen. Oblig.:
Bonds Series 2011 C, 5% 7/1/12	5,100	5,321
Participating VRDN:
Series BA 08 1121, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series Putters 3054, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series Putters 3856, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,500	8,500
Series Putters 3872, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 759 PB, 0.14% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	15,720	15,720
Series WF 11-16C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,315	7,315
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2011 C, 0.07% 8/5/11, LOC Citibank NA, VRDN (b)	11,000	11,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.1% 8/5/11, LOC Bank of America NA, VRDN (b)	28,365	28,365
Series 2008 B, 0.08% 8/5/11, LOC Bank of America NA, VRDN (b)	2,150	2,150
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.09% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
Series 2009 B, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	1,500	1,500
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	6,755	6,755
(Southwest Washington Med. Ctr.) Series 2008 A, 0.09% 8/5/11, LOC Union Bank of California, VRDN (b)	9,400	9,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.06% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 2,000	$ 2,000
Series 2009 C, 0.09% 8/5/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.09% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	17,100	17,100
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.17% 8/5/11, LOC Fannie Mae, VRDN (b)	4,000	4,000
(New Tacoma Apts. Proj.) Series 2009, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
(The Cambridge Apts. Proj.) Series 2009, 0.17% 8/5/11, LOC Fannie Mae, VRDN (b)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.17% 8/5/11, LOC Fannie Mae, VRDN (b)	3,750	3,750
0.13% 8/5/11, LOC Bank of America NA, VRDN (b)	16,000	16,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.14% 8/5/11, LOC Bank of America NA, VRDN (b)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.1% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
		253,128
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.1% 8/5/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.2% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Series 2008 D, 0.07% 8/5/11, LOC Bank of America NA, VRDN (b)	4,600	4,600
Series 2009 A, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	15,600	15,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.): - continued
Series 2009 B, 0.08% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,900	$ 2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.06% 8/5/11, LOC Branch Banking & Trust Co., VRDN (b)	22,900	22,900
		57,800
Wisconsin - 1.3%
Milwaukee Gen. Oblig. Bonds Series 2011 N3, 4% 5/15/12	11,300	11,630
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400	6,400
Series Solar 07 4, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,245	24,245
Series 2005 A, 0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,722
0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
Wisconsin Health & Edl. Facilities Auth. Rev.:
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.33% 8/1/11, LOC JPMorgan Chase Bank, VRDN (b)	11,225	11,225
Participating VRDN Series MS 3259. 0.09% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,000	$ 2,000
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
		97,172
Wyoming - 0.6%
Lincoln County Poll. Cont. Rev.:
(Exxon Co. Proj.) Series 1984 B, 0.2% 8/1/11, VRDN (b)	21,600	21,600
(Exxon Corp. Proj.) Series 1984 A, 0.2% 8/1/11, VRDN (b)	18,070	18,070
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
		45,920
	Shares
Other - 10.2%
Fidelity Tax-Free Cash Central Fund, 0.13% (c)(d)	772,417,083	772,417
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,486,444)		7,486,444
NET OTHER ASSETS (LIABILITIES) - 0.9%		66,833
NET ASSETS - 100%		$ 7,553,277
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,450,000 or 0.6% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,810,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.)	7/20/11	$ 13,195
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.2%, tender 1/5/12	7/6/11	$ 15,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,345
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 931
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2011, the cost of investment securities for income tax purposes was $7,486,444,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Treasury Fund

July 31, 2011

1.804885.107

UST-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 24.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 4.5%
9/1/11 to 1/26/12	0.08 to 0.30%	$ 169,000	$ 168,924
U.S. Treasury Notes - 19.6%
8/31/11 to 5/15/12	0.13 to 0.32	726,000	729,054
TOTAL U.S. TREASURY OBLIGATIONS			897,978
Repurchase Agreements - 71.7%
	Maturity Amount (000s)
In a joint trading account at:
0.16% dated 7/29/11 due 8/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 50,098	50,097
0.17% dated 7/29/11 due 8/1/11 (Collateralized by U.S. Treasury Obligations) #	2,324,761	2,324,728
With:
Barclays Capital, Inc. at 0.1%, dated 7/27/11 due 8/5/11 (Collateralized by U.S. Treasury Obligations valued at $107,101,564, 0% - 4.75%, 12/1/11 - 9/30/17)	105,009	105,000
BNP Paribas Securities Corp. at 0.1%, dated 5/3/11 due 8/5/11 (Collateralized by U.S. Treasury Obligations valued at $97,141,942, 3.88% - 11.25%, 2/15/15 - 8/15/40)	95,032	95,000
Morgan Stanley & Co., Inc. at 0.12%, dated 6/16/11 due 8/5/11 (Collateralized by U.S. Treasury Obligations valued at $94,877,781, 0% - 9.13%, 9/15/11 - 2/15/41)	93,028	93,000
TOTAL REPURCHASE AGREEMENTS		2,667,825
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $3,565,803)		3,565,803
NET OTHER ASSETS (LIABILITIES) - 4.2%		156,166
NET ASSETS - 100%		$ 3,721,969
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,097,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 26,319
Barclays Capital, Inc.	13,999
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,779
$ 50,097
$2,324,728,000 due 8/01/11 at 0.17%
BNP Paribas Securities Corp.	$ 80,499
Citigroup Global Markets, Inc.	246,619
Commerz Markets LLC	123,309
Credit Suisse Securities (USA) LLC	493,237
RBS Securities, Inc.	493,237
Societe Generale	493,237
UBS Securities LLC	369,928
Wells Fargo Securities LLC	24,662
$ 2,324,728
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2011, the cost of investment securities for income tax purposes was $3,565,803,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011